Intangible Assets, Net - Schedule of intangible Assets, Estimated Amortization Expense (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
2025	¥ 4,093
2026	2,430
2027	440
2028	106
Net Book Value	¥ 7,069	¥ 12,720